Reverse Acquisition - Summary of Exceptional Costs (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Reverse acquisition expense	$ 18,736,326	$ 18,736,326	$ 0	$ 0
Nasdaq listing expenses		26,884,034	$ 0	$ 0
Total		$ 45,620,360